LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.74%
Aerospace & Defense–0.76%
BWX Technologies	23,200	$ 1,249,552
†Hexcel	33,500	1,989,565
Huntington Ingalls Industries	9,900	1,911,294
†TransDigm Group	7,300	4,559,361
		9,709,772
Air Freight & Logistics–0.14%
Expeditors International of Washington	14,900	1,775,037
		1,775,037
Airlines–0.43%
†Alaska Air Group	47,100	2,760,060
†Southwest Airlines	54,100	2,782,363
		5,542,423
Auto Components–0.25%
†Aptiv	21,600	3,217,752
		3,217,752
Banks–0.25%
First Republic Bank	7,400	1,427,312
†SVB Financial Group	2,754	1,781,508
		3,208,820
Beverages–0.63%
†Boston Beer Class A	3,385	1,725,504
Brown-Forman Class B	68,655	4,600,571
Constellation Brands Class A	8,300	1,748,727
		8,074,802
Biotechnology–5.18%
†ACADIA Pharmaceuticals	47,200	783,992
†Acceleron Pharma	18,500	3,183,850
†Agios Pharmaceuticals	21,200	978,380
†Alnylam Pharmaceuticals	30,195	5,701,118
†Argenx ADR	11,437	3,453,974
†Ascendis Pharma ADR	13,336	2,125,625
†BioMarin Pharmaceutical	15,700	1,213,453
†BioNTech ADR	16,300	4,449,737
†Blueprint Medicines	23,300	2,395,473
†CRISPR Therapeutics	9,600	1,074,528
†Denali Therapeutics	17,909	903,509
†Exact Sciences	56,254	5,369,444
†Exelixis	82,300	1,739,822
†Fate Therapeutics	14,000	829,780
†Genmab Sponsored ADR	99,300	4,339,410
†Horizon Therapeutics	28,400	3,110,936
†Incyte	72,400	4,979,672
†Ionis Pharmaceuticals	27,500	922,350
†Kodiak Sciences	10,494	1,007,214
†Mirati Therapeutics	5,500	973,005
†Natera	23,100	2,574,264
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Neurocrine Biosciences	34,517	$ 3,310,525
†Seagen	42,131	7,153,844
†TG Therapeutics	24,321	809,403
†Ultragenyx Pharmaceutical	17,804	1,605,743
†United Therapeutics	7,500	1,384,350
		66,373,401
Building Products–0.76%
Allegion	12,000	1,586,160
AO Smith	20,100	1,227,507
Fortune Brands Home & Security	36,183	3,235,484
Trane Technologies	21,311	3,679,344
		9,728,495
Capital Markets–2.31%
Cboe Global Markets	12,667	1,568,935
FactSet Research Systems	3,650	1,440,947
MarketAxess Holdings	18,363	7,725,130
MSCI	20,000	12,166,800
Nasdaq	8,900	1,717,878
Tradeweb Markets Class A	62,137	5,019,427
		29,639,117
Chemicals–0.91%
Albemarle	7,300	1,598,481
CF Industries Holdings	26,100	1,456,902
PPG Industries	38,100	5,448,681
RPM International	40,900	3,175,885
		11,679,949
Commercial Services & Supplies–3.16%
Cintas	28,300	10,772,678
†Copart	84,700	11,749,584
†IAA	78,354	4,275,778
Republic Services	44,800	5,378,688
Ritchie Bros Auctioneers	17,400	1,072,884
Rollins	32,030	1,131,620
Waste Connections	47,993	6,043,758
		40,424,990
Communications Equipment–0.43%
Motorola Solutions	23,968	5,568,246
		5,568,246
Construction & Engineering–0.18%
Valmont Industries	9,600	2,257,152
		2,257,152
Construction Materials–0.24%
Vulcan Materials	18,518	3,132,505
		3,132,505
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.63%
Discover Financial Services	65,500	$ 8,046,675
		8,046,675
Containers & Packaging–0.83%
†Ardagh Metal Packaging	144,853	1,442,736
Avery Dennison	15,600	3,232,476
Ball	46,673	4,199,170
Sealed Air	31,800	1,742,322
		10,616,704
Distributors–0.10%
Pool	3,100	1,346,671
		1,346,671
Diversified Consumer Services–0.47%
†Bright Horizons Family Solutions	20,100	2,802,342
†Grand Canyon Education	10,900	958,764
Service Corp International	22,100	1,331,746
†Terminix Global Holdings	22,500	937,575
		6,030,427
Electrical Equipment–1.59%
AMETEK	10,325	1,280,403
†Generac Holdings	25,100	10,257,617
Hubbell	10,800	1,951,236
Rockwell Automation	19,400	5,704,376
†Shoals Technologies Group Class A	39,991	1,114,949
		20,308,581
Electronic Equipment, Instruments & Components–3.15%
Amphenol Class A	165,400	12,112,242
CDW	53,900	9,810,878
Cognex	35,650	2,859,843
†IPG Photonics	5,500	871,200
†Keysight Technologies	23,262	3,821,714
Littelfuse	4,400	1,202,388
†Zebra Technologies Class A	18,700	9,638,354
		40,316,619
Entertainment–2.29%
Electronic Arts	11,300	1,607,425
†Roku	39,200	12,283,320
†Spotify Technology	48,500	10,928,990
†Take-Two Interactive Software	12,800	1,972,096
†Zynga Class A	336,915	2,536,970
		29,328,801
Equity Real Estate Investment Trusts–1.30%
Alexandria Real Estate Equities	13,800	2,636,766
CubeSmart	108,000	5,232,600
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Equity LifeStyle Properties	78,400	$ 6,123,040
SBA Communications	7,900	2,611,503
		16,603,909
Food & Staples Retailing–0.38%
†BJ's Wholesale Club Holdings	68,600	3,767,512
Casey's General Stores	5,800	1,093,010
		4,860,522
Food Products–0.96%
†Darling Ingredients	47,300	3,400,870
Hershey	37,300	6,313,025
McCormick & Co.	15,100	1,223,553
Tyson Foods Class A	17,200	1,357,768
		12,295,216
Health Care Equipment & Supplies–5.34%
†ABIOMED	16,200	5,273,424
†Align Technology	2,600	1,730,118
Cooper	4,100	1,694,571
†DexCom	21,700	11,866,862
†Hologic	38,600	2,849,066
†ICU Medical	4,957	1,156,865
†IDEXX Laboratories	17,500	10,883,250
†Novocure	35,800	4,158,886
†Ortho Clinical Diagnostics Holdings	71,249	1,316,681
†Penumbra	17,300	4,610,450
†Quidel	11,000	1,552,650
ResMed	28,500	7,511,175
†Shockwave Medical	6,900	1,420,572
STERIS	10,650	2,175,582
Teleflex	5,800	2,183,990
†Warby Parker Class A	7,381	391,562
West Pharmaceutical Services	18,000	7,641,720
		68,417,424
Health Care Providers & Services–2.35%
†Acadia Healthcare	20,388	1,300,347
†Agilon Health	44,261	1,160,081
†Amedisys	14,900	2,221,590
†Centene	20,876	1,300,783
†DaVita	12,900	1,499,754
†Guardant Health	23,900	2,987,739
McKesson	83,849	16,717,814
†Molina Healthcare	11,000	2,984,410
		30,172,518
Health Care Technology–1.39%
†Multiplan	156,600	881,658
†Teladoc Health	11,558	1,465,670
†Veeva Systems Class A	53,608	15,448,217
		17,795,545

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–5.41%
†Chipotle Mexican Grill	9,150	$ 16,630,308
Domino's Pizza	17,700	8,442,192
†DraftKings Class A	128,100	6,169,296
†Hilton Worldwide Holdings	86,400	11,414,304
MGM Resorts International	302,900	13,070,135
Papa John's International	20,700	2,628,693
Restaurant Brands International	49,704	3,041,388
†Wynn Resorts	31,300	2,652,675
Yum China Holdings	33,000	1,917,630
Yum! Brands	27,000	3,302,370
		69,268,991
Household Durables–0.69%
†NVR	1,832	8,782,755
		8,782,755
Household Products–0.22%
Church & Dwight	15,600	1,288,092
Clorox	9,300	1,540,173
		2,828,265
Insurance–0.74%
Arthur J. Gallagher	24,500	3,641,925
Assurant	9,600	1,514,400
Hartford Financial Services Group	61,900	4,348,475
		9,504,800
Interactive Media & Services–2.66%
†Bumble Class A	29,915	1,495,152
†IAC/InterActiveCorp	30,900	4,025,961
†Match Group	94,967	14,908,869
†Pinterest Class A	171,300	8,727,735
†Vimeo	104,468	3,068,225
†ZoomInfo Technologies Class A	29,542	1,807,675
		34,033,617
Internet & Direct Marketing Retail–1.38%
†Chewy Class A	56,027	3,815,999
†Etsy	44,300	9,212,628
†Wayfair Class A	18,100	4,624,731
		17,653,358
IT Services–5.72%
†Affirm Holdings	24,425	2,909,750
†Akamai Technologies	13,700	1,432,883
Broadridge Financial Solutions	41,900	6,982,216
†EPAM Systems	21,200	12,094,176
†Euronet Worldwide	13,400	1,705,552
†FleetCor Technologies	35,700	9,327,339
†Gartner	21,800	6,624,584
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Genpact	32,600	$ 1,548,826
=†πGitlab Class B	28,719	1,148,760
†GoDaddy Class A	19,000	1,324,300
†MongoDB	17,000	8,015,670
†Okta	37,600	8,923,984
Paychex	23,100	2,597,595
†Squarespace Class A	14,402	556,493
†StoneCo Class A	58,751	2,039,835
†Toast Class A	5,345	266,983
†Twilio Class A	3,800	1,212,390
†VeriSign	5,700	1,168,557
†WEX	10,800	1,902,312
†Wix.com	7,829	1,534,249
		73,316,454
Life Sciences Tools & Services–3.79%
†Adaptive Biotechnologies	44,394	1,508,952
Agilent Technologies	38,800	6,112,164
†Avantor	198,133	8,103,639
†Bio-Rad Laboratories Class A	7,100	5,296,245
Bio-Techne	7,500	3,634,275
Bruker	18,300	1,429,230
†IQVIA Holdings	16,220	3,885,339
†Mettler-Toledo International	6,100	8,401,896
†Pacific Biosciences of California	41,200	1,052,660
†Repligen	31,722	9,167,341
		48,591,741
Machinery–0.88%
Graco	15,200	1,063,544
IDEX	5,825	1,205,484
†Middleby	11,336	1,932,901
Otis Worldwide	26,400	2,172,192
PACCAR	23,400	1,846,728
Toro	13,100	1,276,071
Woodward	15,300	1,731,960
		11,228,880
Media–1.22%
†Altice USA Class A	124,764	2,585,110
Cable One	7,225	13,099,864
		15,684,974
Metals & Mining–0.25%
Kirkland Lake Gold	25,700	1,068,863
Steel Dynamics	36,000	2,105,280
		3,174,143
Multiline Retail–0.53%
†Dollar Tree	22,200	2,124,984
†Ollie's Bargain Outlet Holdings	78,200	4,713,896
		6,838,880

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–1.22%
Devon Energy	183,500	$ 6,516,085
Pioneer Natural Resources	40,900	6,810,259
=†πVenture Global LNG Series B	36	165,243
=†πVenture Global LNG Series C	455	2,088,491
		15,580,078
Pharmaceuticals–0.63%
†Catalent	38,469	5,119,070
†Elanco Animal Health	63,118	2,012,833
Royalty Pharma Class A	25,480	920,847
		8,052,750
Professional Services–3.59%
Booz Allen Hamilton Holding	57,220	4,540,407
†Clarivate	42,742	936,050
†CoStar Group	152,900	13,158,574
Equifax	35,000	8,869,700
†Legalzoom.com	19,643	518,575
Leidos Holdings	16,300	1,566,919
TransUnion	65,200	7,322,612
†Upwork	46,700	2,102,901
Verisk Analytics	34,696	6,948,568
=†πWeWork Companies Class A	877	6,528
		45,970,834
Real Estate Management & Development–0.08%
eXp World Holdings	26,900	1,069,813
		1,069,813
Road & Rail–0.74%
JB Hunt Transport Services	7,600	1,270,872
Landstar System	8,000	1,262,560
Old Dominion Freight Line	24,400	6,977,912
		9,511,344
Semiconductors & Semiconductor Equipment–5.48%
†Enphase Energy	50,700	7,603,479
Entegris	86,600	10,902,940
KLA	9,300	3,110,943
†Lattice Semiconductor	29,000	1,874,850
Marvell Technology	48,511	2,925,698
Microchip Technology	89,832	13,788,314
MKS Instruments	8,000	1,207,280
Monolithic Power Systems	23,900	11,583,852
†ON Semiconductor	88,500	4,050,645
†Silicon Laboratories	9,300	1,303,488
Skyworks Solutions	28,900	4,762,142
Teradyne	65,100	7,106,967
		70,220,598
Software–19.40%
†Anaplan	70,600	4,298,834
†ANSYS	15,100	5,140,795
†Aspen Technology	22,487	2,761,404
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Avalara	30,700	$ 5,365,439
Bentley Systems Class B	23,050	1,397,752
†Bill.Com Holdings	34,100	9,102,995
†Black Knight	48,199	3,470,328
†Cadence Design Systems	99,900	15,128,856
=†πCanva	221	376,620
†CCC Intelligent Solutions Holdings	40,350	424,079
†Ceridian HCM Holding	39,521	4,450,855
Citrix Systems	15,400	1,653,498
†Confluent Class A	16,403	978,439
†Coupa Software	28,369	6,217,917
†Crowdstrike Holdings Class A	44,595	10,960,559
=†πDatabricks	9,712	2,141,034
†Datadog Class A	76,218	10,773,414
†DocuSign	64,613	16,633,325
†DoubleVerify Holdings	56,182	1,919,177
†Dynatrace	40,988	2,908,918
†Five9	25,818	4,124,167
†Fortinet	57,400	16,763,096
†Guidewire Software	10,400	1,236,248
†HubSpot	17,300	11,696,357
†Manhattan Associates	26,200	4,009,386
†Monday.com	2,879	939,130
†nCino	55,667	3,954,027
†Palo Alto Networks	29,600	14,178,400
†Paycom Software	22,750	11,278,313
†Paycor HCM	43,600	1,532,976
†Paylocity Holding	19,400	5,439,760
†Procore Technologies	5,105	456,081
†πProcore Technologies Lockup Shares	9,069	810,225
†PTC	47,051	5,636,239
†Qualtrics International Class A	55,749	2,382,712
†RingCentral Class A	27,600	6,003,000
†SentinelOne Class A	44,892	2,404,864
†Smartsheet Class A	60,100	4,136,082
=†πSnyk	62,548	897,220
†Splunk	20,100	2,908,671
SS&C Technologies Holdings	36,600	2,540,040
†Synopsys	37,300	11,167,993
=†πTanium Class B	26,961	307,226
†Trade Desk Class A	167,300	11,761,190
†Tyler Technologies	14,400	6,604,560
†UiPath Class A	78,956	4,153,875
†Workiva	14,100	1,987,536
†Zendesk	26,619	3,098,185
		248,511,797
Specialty Retail–5.89%
†AutoZone	5,018	8,520,514
†Burlington Stores	27,400	7,769,818
†CarMax	34,600	4,427,416

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Carvana	24,400	$ 7,357,576
†Five Below	24,600	4,349,526
†Floor & Decor Holdings Class A	26,000	3,140,540
†O'Reilly Automotive	15,600	9,532,536
†RH	5,100	3,401,241
Ross Stores	26,400	2,873,640
Tractor Supply	52,000	10,535,720
†Ulta Beauty	27,774	10,024,192
Williams-Sonoma	19,900	3,528,867
		75,461,586
Textiles, Apparel & Luxury Goods–1.19%
†Lululemon Athletica	37,700	15,257,190
		15,257,190
Trading Companies & Distributors–0.62%
Fastenal	21,800	1,125,098
†United Rentals	14,400	5,053,392
Watsco	6,500	1,720,030
		7,898,520
Total Common Stock (Cost $722,600,679)		1,264,913,441
CONVERTIBLE PREFERRED STOCKS–1.14%
=†πCaris Life Series D	107,248	868,709
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πDatabricks Series F	20,628	$ 4,547,492
=†πDatabricks Series G	2,233	492,270
=†πDatabricks Series H	5,350	1,179,420
=†πDatarobot Series G	43,773	1,197,647
=†πRappi Series E	27,648	1,781,171
=†πSnyk Series F	104,245	1,495,343
=†πTanium Series G	234,645	2,673,827
=†πWeWork Companies Series D1	27,915	207,771
=†πWeWork Companies Series D2	21,933	163,247
Total Convertible Preferred Stocks (Cost $9,669,856)		14,606,897

MONEY MARKET FUND–0.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	1,942,155	1,942,155
Total Money Market Fund (Cost $1,942,155)		1,942,155

TOTAL INVESTMENTS–100.03% (Cost $734,212,690)	1,281,462,493
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(361,833)
NET ASSETS APPLICABLE TO 36,689,448 SHARES OUTSTANDING–100.00%	$1,281,100,660

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2021, the aggregate value of restricted securities was $22,548,244, which represented 1.76% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva	8/16/2021	$376,620	$376,620
Caris Life Series D	5/11/2021	868,709	868,709
Databricks	7/24/2020	466,419	2,141,034
Databricks Series F	10/22/2019	885,940	4,547,492
Databricks Series G	1/29/2021	396,063	492,270
Databricks Series H	8/31/2021	1,179,420	1,179,420
Datarobot Series G	6/11/2021	1,197,647	1,197,647
Gitlab Class B	12/15/2020	1,157,376	1,148,760
Procore Technologies Lockup Shares	7/15/2020	489,688	810,225
Rappi Series E	9/8/2020	1,651,858	1,781,171
Snyk	9/3/2021	897,220	897,220
Snyk Series F	9/3/2021	1,495,342	1,495,343
Tanium Class B	9/24/2020	307,226	307,226
Tanium Series G	8/16/2015	1,164,848	2,673,827
Venture Global LNG Series B	3/8/2018	108,720	165,243
Venture Global LNG Series C	10/16/2017	1,693,275	2,088,491
WeWork Companies Class A	12/9/2014	12,428	6,528
WeWork Companies Series D1	12/9/2014	464,818	207,771
WeWork Companies Series D2	12/9/2014	365,211	163,247
Total		$15,178,828	$22,548,244

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$9,709,772	$—	$—	$9,709,772
Air Freight & Logistics	1,775,037	—	—	1,775,037
Airlines	5,542,423	—	—	5,542,423
Auto Components	3,217,752	—	—	3,217,752
Banks	3,208,820	—	—	3,208,820
Beverages	8,074,802	—	—	8,074,802
Biotechnology	66,373,401	—	—	66,373,401
Building Products	9,728,495	—	—	9,728,495
Capital Markets	29,639,117	—	—	29,639,117
Chemicals	11,679,949	—	—	11,679,949
Commercial Services & Supplies	40,424,990	—	—	40,424,990
Communications Equipment	5,568,246	—	—	5,568,246
Construction & Engineering	2,257,152	—	—	2,257,152
Construction Materials	3,132,505	—	—	3,132,505
Consumer Finance	8,046,675	—	—	8,046,675
Containers & Packaging	10,616,704	—	—	10,616,704
Distributors	1,346,671	—	—	1,346,671
Diversified Consumer Services	6,030,427	—	—	6,030,427
Electrical Equipment	20,308,581	—	—	20,308,581
Electronic Equipment, Instruments & Components	40,316,619	—	—	40,316,619
Entertainment	29,328,801	—	—	29,328,801
Equity Real Estate Investment Trusts	16,603,909	—	—	16,603,909
Food & Staples Retailing	4,860,522	—	—	4,860,522
Food Products	12,295,216	—	—	12,295,216
Health Care Equipment & Supplies	68,417,424	—	—	68,417,424
Health Care Providers & Services	30,172,518	—	—	30,172,518
Health Care Technology	17,795,545	—	—	17,795,545
Hotels, Restaurants & Leisure	69,268,991	—	—	69,268,991
Household Durables	8,782,755	—	—	8,782,755
Household Products	2,828,265	—	—	2,828,265
Insurance	9,504,800	—	—	9,504,800
Interactive Media & Services	34,033,617	—	—	34,033,617
Internet & Direct Marketing Retail	17,653,358	—	—	17,653,358
IT Services	72,167,694	—	1,148,760	73,316,454
Life Sciences Tools & Services	48,591,741	—	—	48,591,741
Machinery	11,228,880	—	—	11,228,880
Media	15,684,974	—	—	15,684,974
Metals & Mining	3,174,143	—	—	3,174,143
Multiline Retail	6,838,880	—	—	6,838,880
Oil, Gas & Consumable Fuels	13,326,344	—	2,253,734	15,580,078
Pharmaceuticals	8,052,750	—	—	8,052,750
Professional Services	45,964,306	—	6,528	45,970,834
Real Estate Management & Development	1,069,813	—	—	1,069,813
Road & Rail	9,511,344	—	—	9,511,344
Semiconductors & Semiconductor Equipment	70,220,598	—	—	70,220,598
Software	243,979,472	810,225	3,722,100	248,511,797
Specialty Retail	75,461,586	—	—	75,461,586
Textiles, Apparel & Luxury Goods	15,257,190	—	—	15,257,190
Trading Companies & Distributors	7,898,520	—	—	7,898,520
Convertible Preferred Stocks	—	—	14,606,897	14,606,897
Money Market Fund	1,942,155	—	—	1,942,155
Total Investments	$1,258,914,249	$810,225	$21,738,019	$1,281,462,493
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2021.
Asset Type	Fair Value at September 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$ 7,131,122	Recent Transaction	#	#
			Enterprise Value to EBITDA multiple (b)	10.8x-12.7x (N/A)
			EBITDA growth rate	99% (N/A)
			Projected future value discount rate (a)	20% (N/A)
			Present Value Factor	0.482
			Projected future value discount rate term	4 years
			Conversion Percentage	82.7% (N/A)
			Discount for Lack of Marketability (a)	5-10% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
Convertible Preferred Stock	$ 14,606,897	Recent Transaction	#	#
			Conversion Percentage	82.7% (N/A)
			Discount for Lack of Marketability (a)	5% (N/A)
			Deal Uncertainty Discount (a)	5% (N/A)
Total	$ 21,738,019
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/20	$3,039,783	$15,963,237	$19,003,020
Reclassifications	—	—	—
Purchases	1,273,840	5,259,512	6,533,352
Sales	(474,451)	(2,616,953)	(3,091,404)
Transfer In	2,071,623	—	2,071,623
Transfer Out	—	(2,071,623)	(2,071,623)
Accretion/(amortization)	—	—	—
Net realized gain (loss)	17,470	(219,946)	(202,476)
Net change in unrealized appreciation (depreciation)	1,202,857	(1,707,330)	(504,473)
Balance as of 09/30/21	$7,131,122	$14,606,897	$21,738,019
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/21	$1,196,035	$4,153,887	$5,349,922
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9